Auditors Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors Fees
Audit fees	$ 885	$ 1,023	$ 926
Audit related fees	85	65
Tax services fees	27	47	35
Total Auditors Fees	$ 997	$ 1,135	$ 961